2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Moderate Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 36 .2%
Communication Services — 3.7%
Alphabet Inc ....................... 13,695 2,139,570
Comcast Corp ...................... 3,683 135,903
Electronic Arts Inc ................... 199 28,759
Ibotta Inc
(1)
........................ 384 16,205
John Wiley & Sons Inc ................. 636 28,340
Live Nation Entertainment Inc
(1)
........... 2,275 297,069
Meta Platforms Inc ................... 4,334 2,497,944
Netflix Inc
(1)
........................ 618 576,304
Roku Inc
(1)
......................... 221 15,567
T-Mobile US Inc ..................... 1,098 292,848
Verizon Communications Inc ............ 5,528 250,750
Walt Disney Co/The .................. 4,074 402,104
6,681,363
Consumer Discretionary — 3.6%
Abercrombie & Fitch Co
(1)
............... 239 18,252
Adtalem Global Education Inc
(1)
........... 310 31,198
Amazon.com Inc
(1)
................... 20,318 3,865,703
AutoZone Inc
(1)
...................... 5 19,064
Bright Horizons Family Solutions Inc
(1)
...... 417 52,976
Brinker International Inc
(1)
.............. 63 9,390
Cavco Industries Inc
(1)
................. 133 69,111
Frontdoor Inc
(1)
...................... 715 27,470
Grand Canyon Education Inc
(1)
........... 911 157,621
J Jill Inc .......................... 643 12,558
La-Z-Boy Inc ....................... 2,495 97,530
Murphy USA Inc ..................... 221 103,828
Royal Caribbean Cruises Ltd ............ 407 83,614
Strategic Education Inc ................ 280 23,509
Tapestry Inc ....................... 475 33,445
Tesla Inc
(1)
......................... 903 234,022
Texas Roadhouse Inc ................. 449 74,817
TopBuild Corp
(1)
..................... 1,626 495,849
Universal Technical Institute Inc
(1)
......... 1,146 29,429
Valvoline Inc
(1)
...................... 198 6,892
Yum! Brands Inc ..................... 6,214 977,835
Zumiez Inc
(1)
....................... 1,098 16,349
6,440,462
Consumer Staples — 2.7%
Costco Wholesale Corp ................ 2,519 2,382,420
Dollar Tree Inc
(1)
..................... 40 3,003
Ingredion Inc ....................... 28 3,786
Kroger Co/The ...................... 2,016 136,463
Philip Morris International Inc ............ 2,904 460,952
PriceSmart Inc ...................... 483 42,431
Sprouts Farmers Market Inc
(1)
............ 261 39,839
Target Corp ........................ 4,272 445,826
Walmart Inc ....................... 14,509 1,273,745
4,788,465
Energy — 1.6%
Antero Resources Corp
(1)
............... 604 24,426
Berry Corp ........................ 854 2,741
Civitas Resources Inc ................. 665 23,202
ConocoPhillips ...................... 1,283 134,741
Devon Energy Corp ................... 6,548 244,895
Diamondback Energy Inc ............... 626 100,085
EOG Resources Inc ................... 6,949 891,140
EQT Corp ......................... 3,951 211,102
Exxon Mobil Corp .................... 4,803 571,221
Gulfport Energy Corp
(1)
................ 59 10,864
Ovintiv Inc ......................... 898 38,434
PrimeEnergy Resources Corp
(1)
........... 117 26,663
Targa Resources Corp ................. 1,444 289,479
Teekay Corp Ltd ..................... 502 3,298
Weatherford International PLC ........... 148 7,925
Williams Cos Inc/The ................. 3,783 226,072
2,806,288
Financials — 7.2%
Ally Financial Inc .................... 3,228 117,725
American Express Co ................. 1,209 325,281
Ameriprise Financial Inc ............... 92 44,538
Ameris Bancorp ..................... 471 27,115
BancFirst Corp ...................... 18 1,978
Bank of New York Mellon Corp/The ........ 14,217 1,192,380
Berkshire Hathaway Inc
(1)
.............. 12,281 6,540,615
BOK Financial Corp ................... 1,687 175,701
Comerica Inc ....................... 4,207 248,465
Commerce Bancshares Inc/MO ........... 1,443 89,798
First American Financial Corp ............ 1,988 130,472
First Citizens BancShares Inc/NC ......... 30 55,624
FirstCash Holdings Inc ................. 147 17,687
Hancock Whitney Corp ................ 4,773 250,344
Loews Corp ........................ 441 40,532
Mastercard Inc ..................... 3,640 1,995,157
Medley Management Inc
(1) (2)
............. 27 0
Pathward Financial Inc ................ 1,026 74,847
Popular Inc ........................ 1,691 156,198
PROG Holdings Inc ................... 150 3,990
QCR Holdings Inc .................... 171 12,196
Sezzle Inc
(1)
........................ 84 2,931
State Street Corp .................... 11,181 1,001,035
Stewart Information Services Corp ........ 66 4,709
Synchrony Financial .................. 3,008 159,243
Toast Inc
(1)
........................ 281 9,321
Wells Fargo & Co .................... 1,913 137,334

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Zions Bancorp NA ................... 682 34,005
12,849,221
Health Care — 3.0%
AbbVie Inc ........................ 2,362 494,886
ACADIA Pharmaceuticals Inc
(1)
........... 1,112 18,470
Amgen Inc ........................ 1,934 602,538
Cardinal Health Inc ................... 1,577 217,263
Centene Corp
(1)
..................... 3,940 239,197
Cigna Group/The .................... 414 136,206
CVS Health Corp .................... 2,193 148,576
Elevance Health Inc .................. 493 214,435
Eli Lilly & Co ....................... 1,020 842,428
Encompass Health Corp ............... 3,400 344,352
Gilead Sciences Inc .................. 8,557 958,812
Hims & Hers Health Inc
(1)
............... 1,622 47,930
Humana Inc ....................... 361 95,521
IDEXX Laboratories Inc
(1)
............... 218 91,549
Johnson & Johnson .................. 2,997 497,023
Molina Healthcare Inc
(1)
................ 865 284,922
Natera Inc
(1)
........................ 514 72,685
TG Therapeutics Inc
(1)
................. 1,022 40,298
United Therapeutics Corp
(1)
............. 35 10,789
UnitedHealth Group Inc ................ 161 84,324
Vericel Corp
(1)
...................... 815 36,365
5,478,569
Industrials — 2.7%
Alaska Air Group Inc
(1)
................. 1,828 89,974
Albany International Corp ............... 915 63,172
Allegiant Travel Co ................... 147 7,593
Allegion plc ........................ 1,944 253,614
Allison Transmission Holdings Inc ......... 1,184 113,273
Argan Inc ......................... 674 88,409
Boise Cascade Co ................... 2,197 215,504
BWX Technologies Inc ................. 2,053 202,528
Cintas Corp ........................ 924 189,910
Copart Inc
(1)
........................ 486 27,503
Delta Air Lines Inc ................... 4,766 207,798
Dover Corp ........................ 5,439 955,524
EMCOR Group Inc .................... 377 139,350
Fluor Corp
(1)
........................ 815 29,193
H&E Equipment Services Inc ............ 232 21,991
Hexcel Corp ....................... 3,019 165,320
IES Holdings Inc
(1)
.................... 302 49,863
Innodata Inc
(1)
...................... 244 8,760
Johnson Controls International plc ......... 1,850 148,203
Lincoln Electric Holdings Inc ............. 40 7,566
Masco Corp ....................... 7,388 513,762
Matson Inc ........................ 24 3,076
Maximus Inc ....................... 1,558 106,240
McGrath RentCorp ................... 109 12,143
MRC Global Inc
(1)
.................... 1,397 16,038
Northrop Grumman Corp ............... 25 12,800
SkyWest Inc
(1)
...................... 31 2,708
Sterling Infrastructure Inc
(1)
............. 848 96,002
Trane Technologies PLC ................ 1,272 428,562
United Airlines Holdings Inc
(1)
............ 6,507 449,308
Vertiv Holdings Co ................... 3,804 274,649
Willdan Group Inc
(1)
................... 194 7,900
4,908,236
Information Technology — 8.4%
Apple Inc ......................... 18,643 4,141,170
Asana Inc
(1)
........................ 3,919 57,100
Broadcom Inc ...................... 3,058 512,001
Consensus Cloud Solutions Inc
(1)
.......... 1,761 40,644
Corning Inc ........................ 2,134 97,695
HP Inc ........................... 1,103 30,542
Microsoft Corp ...................... 14,944 5,609,828
NETGEAR Inc
(1)
...................... 907 22,185
NVIDIA Corp ....................... 29,474 3,194,392
Oracle Corp ........................ 4,061 567,769
Photronics Inc
(1)
..................... 4,986 103,509
QUALCOMM Inc ..................... 697 107,066
TD SYNNEX Corp .................... 566 58,841
Texas Instruments Inc ................. 3,120 560,664
Ubiquiti Inc ........................ 181 56,135
15,159,541
Materials — 0.9%
Ball Corp ......................... 7,290 379,590
Ecolab Inc ......................... 3,076 779,827
Newmont Corp ..................... 3,542 171,008
Olympic Steel Inc .................... 135 4,255
Steel Dynamics Inc ................... 1,933 241,780
Sylvamo Corp ...................... 1,014 68,009
1,644,469
Real Estate — 1.2%
CoStar Group Inc
(1)
................... 5,361 424,752
Simon Property Group Inc .............. 10,130 1,682,390
Zillow Group Inc
(1)
.................... 217 14,878
2,122,020
Utilities — 1.2%
American States Water Co .............. 2,253 177,266
Avista Corp ........................ 646 27,048
Black Hills Corp ..................... 4,485 272,015
Brookfield Renewable Corp ............. 3,113 86,915
Dominion Energy Inc .................. 5,531 310,123
National Fuel Gas Co .................. 6,149 486,939
NextEra Energy Inc ................... 3,234 229,258
Portland General Electric Co ............. 221 9,857
SJW Group ........................ 1,639 89,637
Spire Inc .......................... 3,522 275,597

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Vistra Corp ........................ 1,031 121,081
2,085,736
Total Common Stocks (United States)
(Cost $ 56,468,958 ) ................. 64,964,370
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 252 6,366
Total Preferred Stock (United States)
(Cost $ 6,299 ) ..................... 6,366
Warrants (United States) — 0 .0%
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 1 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 3 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 49 .2%
U.S. Fixed Income — 44.1%
Baird Core Plus Bond Fund - Class I ....... 1,892,612 19,247,861
BrandywineGLOBAL High Yield Fund - Class IS 849,993 8,652,930
Dodge & Cox Income Fund - Class I ........ 650,132 8,191,659
Fidelity Advisor Short Duration High Income Fund
- Class Z ........................ 613,485 5,460,014
Fidelity Total Bond Fund - Class Z ......... 2,063,915 19,689,754
Frost Total Return Bond Fund - Class I ...... 565,859 5,545,416
iShares 20+ Year Treasury Bond ETF
(3)
...... 135,698 12,352,589
79,140,223
International Fixed Income — 5.1%
iShares J.P. Morgan USD Emerging Markets Bond
ETF
(3)
.......................... 100,918 9,142,162
9,142,162
Total Registered Investment Companies
(Cost $ 85,467,738 ) ................. 88,282,385
Money Market Registered Investment Companies — 14 .1%
Meeder Government Money Market Fund - Class
F , 4.18%
(4)
....................... 25,320,455 25,320,455
Total Money Market Registered Investment
Companies
(Cost $ 25,306,305 ) ................. 25,320,455
Total Investments — 99 .5%
(Cost $ 167,249,300 ) ................ 178,573,576
Other Assets less Liabilities — 0 .5% ....... 894,092
Total Net Assets — 100 .0% ............. 179,467,668
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 865 10,570
Meeder Conservative Allocation Fund - Retail
Class .......................... 255 5,875
Meeder Dynamic Allocation Fund - Retail Class 2,100 27,531
Meeder Muirfield Fund - Retail Class ....... 3,017 26,580
Total Trustee Deferred Compensation
(Cost $ 68,719 ) .................... 70,556
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
June 2025 ......... 36 6/20/25 4,349,340 (155,349)
Mini MSCI Emg Mkt Futures
- June 2025 ........ 38 6/20/25 2,110,520 (68,588)
Russell 2000 Futures Mini
June 2025 ......... 21 6/20/25 2,128,455 (61,767)
S&P 500 Mini Futures June
2025 ............ 16 6/20/25 4,522,600 (12,622)
S&P Mid Cap Futures EMini
June 2025 ......... 5 6/20/25 1,469,300 2,252
Total Futures Contracts .. 116 14,580,215 (296,074)
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2025.
(5) Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.